Equity Instruments	9 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Instruments

Note 7 – Equity Instruments

Options

Aytu has two approved stock option plans (Luoxis 2013 Stock Option Plan and Vyrix 2013 Stock Option Plan) which we have reserved a total of 4,718,827 million shares of common stock.

Pursuant to the Luoxis 2013 Stock Option Plan, 1,102,761 shares of its common stock were reserved for issuance. The fair value of the options was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. We estimate the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions are as follows:

	Years Ended June 30,		Nine Months Ended
	2014	2013	March 31, 2015
			(unaudited)
Expected volatility	79% - 82%	86%	79% - 108%
Risk free interest rate	0.75% - 1.53%	1.04% - 1.53%	0.75% - 2.09%
Expected term (years)	5.0 - 6.5	5.0 - 6.5	5.0 - 7.0
Dividend yield	0%	0%	0%

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2012	—	$—		$—
Granted	396,994	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000
Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding March 31, 2015 (unaudited)	625,266	$5.40	8.61	$2,541,000

Exercisable at March 31, 2015 (unaudited)	206,767	$4.54	8.26	$687,000

Available for grant at March 31, 2015 (unaudited)	477,495

Pursuant to the Vyrix 2013 Stock Option Plan, 616,067 shares of its common stock were reserved for issuance. The fair value of the options was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. We estimate the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions are as follows:

	Year Ended June 30,	Nine Months Ended
	2014	March 31, 2015
(unaudited)
Expected volatility	63% - 76%	63% - 76%
Risk free interest rate	0.90% - 2.02%	0.90% - 2.02%
Expected term (years)	5.0 - 6.5	5.0 - 6.5
Dividend yield	0%	0%

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2012	—	$—		$—
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2013	—	$—	—	$—
Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding March 31, 2015 (unaudited)	117,053	$5.68	8.79	$417,000

Exercisable at March 31, 2015 (unaudited)	58,526	$5.68	8.79	$208,000

Available for grant at March 31, 2015 (unaudited)	499,014

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the years ended June 30 2014 and 2013, and nine months ended March 31, 2015 and 2014:

	Years Ended June 30,		Nine Months Ended March 31,
	2014	2013	2015	2014
			(unaudited)
Research and development expenses
Stock options
Luoxis	$206,000	$203,000	$297,000	155,000
Vyrix	38,000	—	26,000	$29,000
General and administrative expenses
Stock options
Luoxis	152,000	114,000	371,000	116,000
Vyrix	104,000	—	56,000	85,000

	$500,000	$317,000	$750,000	$385,000

Unrecognized expense at March 31, 2015
Luoxis	$1,129,000
Vyrix	$194,000
Weighted average remaining years to vest
Luoxis	2.23
Vyrix	1.79

Warrants

Aytu issued warrants in conjunction with its 2013 Private Placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding June 30, 2012	—	$—
Warrants issued - Private Placements	102,613	$4.53

Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92

Outstanding March 31, 2015 (unaudited)	102,613	$4.53	3.17

These warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published volatilities of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The offering costs and the additional paid-in capital for the warrants associated with the common stock offering was valued at $313,000 using the Black-Scholes valuation methodology. Significant assumptions in valuing the Luoxis warrants were as follows:

Expected volatility	87%
Risk free interest rate	0.52%
Expected term (years)	5
Dividend yield	0%